Non-current financial debt (Details 4) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 25,660	$ 23,583
USD
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	15,964	15,945
EUR
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	8,028	5,695
JPY
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	272	533
CHF
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 1,396	$ 1,410